Long-term debt (Disclosure of detailed information about repayments of principal debt maturities) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 23,199,141	$ 40,262,470
Goldman Facility [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	25,237,409
2022 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	7,722,206
2022 [Member] | Goldman Facility [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	7,722,206
2023 [Member] | Goldman Facility [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	4,564,814
2024 [Member] | Goldman Facility [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	3,347,998
2025 [Member] | Goldman Facility [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,892,873
Thereafter [Member] | Goldman Facility [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 6,709,518